Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories
	June 30, 2023	December 31, 2022
	U.S. dollars in thousands
Work in process	8,434	9,870
Finished goods	10,583	13,946
	19,017	23,816